Earnings (loss) per share	12 Months Ended
Dec. 31, 2020
Earnings (loss) per share
Earnings (loss) per share

24.Earnings (loss) per share

The following table provides a reconciliation between the number of basic and fully diluted shares outstanding as at December 31, 2020 and 2019:

	2020	2019
Weighted daily average of Common shares	148,315,445	137,382,323
Dilutive effect of stock options	5,375,592	—
Dilutive effect of warrants	4,611,720	—
Weighted average number of diluted shares	158,302,757	137,382,323
Number of anti-diluted stock options, warrants, compensation options, convertible debentures and convertible loans excluded from fully diluted earnings per share calculation	4,664,396	31,737,530